Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
The BeeHive ETF
Shareholder Report [Line Items]
Fund Name	The BeeHive ETF
Class Name	The BeeHive ETF
Trading Symbol	BEEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The BeeHive ETF (the "Fund") for the period January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thebeehiveetf.com. You can also request this information by contacting us at (855) 571-6999 or by writing to the The BeeHive ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 571-6999
Additional Information Website	www.thebeehiveetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
The BeeHive ETF	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 192,441,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 782,930
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$192,441
Number of Holdings	39
Total Advisory Fees Paid	$782,930
Portfolio Turnover Rate	25%

Holdings [Text Block]	Sector/Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Top Ten Holdings	(% of Total Net Assets)
Alphabet, Inc. - Class A	6.6
Amazon.com, Inc.	6.1
Apple, Inc.	4.4
Texas Instruments, Inc.	4.1
Microsoft Corp.	4.1
Amcor PLC	3.6
NVIDIA Corp.	3.6
Airbus SE, ADR	3.6
Elevance Health, Inc.	3.5
Illumina, Inc.	3.5